Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance, Beginning	$ 1,271,718
Additions	389,281	1,271,718
Ending, Balance	$ 1,660,999	$ 1,271,718